iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  15 .3%
Axon Enterprise, Inc.
(a)
..................... 334 $ 189,689
Boeing Co. (The)
(a)
........................ 3,296 715,627
BWX Technologies, Inc. .................... 394 68,099
Curtiss-Wright Corp. ....................... 155 85,447
General Dynamics Corp. .................... 1,067 359,216
HEICO Corp. ........................... 170 55,010
Huntington Ingalls Industries, Inc. .............. 168 57,132
Karman Holdings, Inc.
(a)
.................... 323 23,634
Kratos Defense & Security Solutions, Inc.
(a)
....... 726 55,111
L3Harris Technologies, Inc. .................. 787 231,039
Leonardo DRS, Inc. ....................... 287 9,784
Loar Holdings, Inc.
(a)
....................... 150 10,200
Lockheed Martin Corp. ..................... 857 414,505
Mercury Systems, Inc.
(a)
.................... 223 16,281
Moog, Inc. , Class A ....................... 123 29,957
Northrop Grumman Corp. ................... 565 322,169
Rocket Lab Corp.
(a)
....................... 1,979 138,055
RTX Corp. ............................. 5,653 1,036,760
StandardAero, Inc.
(a)
....................... 591 16,950
Textron, Inc. ............................ 766 66,772
TransDigm Group, Inc. ..................... 237 315,174
Woodward, Inc. .......................... 259 78,301
4,294,912
a
Automobile Components  —  0 .3%
LCI Industries ........................... 360 43,683
Patrick Industries, Inc. ..................... 496 53,781
97,464
a
Automobiles  —  8 .0%
Ford Motor Co. .......................... 58,390 766,077
General Motors Co. ....................... 13,918 1,131,812
Harley-Davidson, Inc. ...................... 1,760 36,062
Rivian Automotive, Inc. , Class A
(a)
.............. 12,014 236,796
Thor Industries, Inc. ....................... 784 80,493
2,251,240
a
Building Products  —  8 .0%
A O Smith Corp. ......................... 1,048 70,090
AAON, Inc. ............................. 625 47,656
Carrier Global Corp. ....................... 7,326 387,106
CSW Industrials, Inc. ...................... 151 44,323
Johnson Controls International PLC ............ 5,649 676,468
Lennox International, Inc. ................... 295 143,246
Trane Technologies PLC .................... 2,049 797,471
Zurn Elkay Water Solutions Corp. .............. 1,377 64,017
2,230,377
a
Commercial Services & Supplies  —  0 .3%
MSA Safety, Inc. ......................... 548 87,757
a
Communications Equipment  —  0 .3%
CommScope Holding Co., Inc.
(a)
............... 3,300 59,829
Ondas Holdings, Inc.
(a)
..................... 1,551 15,138
74,967
a
Electrical Equipment  —  17 .3%
Acuity, Inc. ............................. 413 148,697
AMETEK, Inc. ........................... 3,435 705,240
Atkore, Inc. ............................. 457 28,905
Bloom Energy Corp. , Class A
(a)
................ 2,967 257,803
Eaton Corp. PLC ......................... 3,242 1,032,609
EnerSys ............................... 501 73,522
Eos Energy Enterprises, Inc. , Class A
(a)
.......... 3,914 44,855
Security Shares Value
a
Electrical Equipment (continued)
Generac Holdings, Inc.
(a)
.................... 797 $ 108,687
Hubbell, Inc. ............................ 722 320,647
Nextpower, Inc. , Class A
(a)
................... 2,015 175,527
NuScale Power Corp. , Class A
(a)
............... 2,043 28,949
nVent Electric PLC ........................ 2,191 223,416
Plug Power, Inc.
(a) (b)
....................... 18,893 37,219
Powell Industries, Inc. ...................... 128 40,804
Regal Rexnord Corp. ...................... 901 126,428
Rockwell Automation, Inc. ................... 1,676 652,081
Vertiv Holdings Co. , Class A ................. 5,200 842,452
4,847,841
a
Electronic Equipment, Instruments & Components  —  13 .8%
Advanced Energy Industries, Inc. .............. 562 117,666
Amphenol Corp. , Class A ................... 8,263 1,116,662
Badger Meter, Inc. ........................ 272 47,440
Belden, Inc. ............................ 585 68,182
Coherent Corp.
(a)
......................... 2,348 433,370
Fabrinet
(a)
.............................. 534 243,120
Itron, Inc.
(a)
............................. 622 57,759
Littelfuse, Inc. ........................... 371 93,833
Novanta, Inc.
(a)
.......................... 533 63,422
Ralliant Corp. ........................... 1,680 85,529
TE Connectivity PLC ...................... 4,389 998,541
Teledyne Technologies, Inc.
(a)
................. 702 358,532
TTM Technologies, Inc.
(a)
.................... 1,539 106,191
Vontier Corp. ............................ 2,162 80,383
3,870,630
a
Industrial Conglomerates  —  4 .1%
Honeywell International, Inc. ................. 5,967 1,164,102
a
Leisure Products  —  0 .3%
Brunswick Corp. ......................... 969 71,938
a
Machinery  —  29 .6%
Allison Transmission Holdings, Inc. ............. 1,240 121,396
Caterpillar, Inc. .......................... 1,862 1,066,684
Crane Co. .............................. 452 83,362
Cummins, Inc. ........................... 2,059 1,051,017
Deere & Co. ............................ 2,444 1,137,853
Dover Corp. ............................ 2,049 400,047
Enpro, Inc. ............................. 195 41,755
ESCO Technologies, Inc. ................... 385 75,225
Federal Signal Corp. ...................... 906 98,383
Fortive Corp. ............................ 4,752 262,358
Franklin Electric Co., Inc. ................... 340 32,480
Graco, Inc. ............................. 1,530 125,414
JBT Marel Corp. ......................... 774 116,619
Lincoln Electric Holdings, Inc. ................ 820 196,505
Middleby Corp. (The)
(a)
..................... 690 102,582
Mueller Water Products, Inc. , Series A ........... 1,395 33,229
Oshkosh Corp. .......................... 942 118,343
PACCAR, Inc. ........................... 7,836 858,120
Parker-Hannifin Corp. ...................... 1,166 1,024,867
Pentair PLC ............................ 1,510 157,251
Snap-on, Inc. ........................... 775 267,065
SPX Technologies, Inc.
(a)
.................... 460 92,028
Standex International Corp. .................. 192 41,718
Stanley Black & Decker, Inc. ................. 2,307 171,364
Symbotic, Inc. , Class A
(a)
.................... 825 49,088
Terex Corp. ............................. 977 52,152
Toro Co. (The) ........................... 1,458 114,774
Trinity Industries, Inc. ...................... 1,194 31,569
Watts Water Technologies, Inc. , Class A .......... 253 69,833

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Security Shares Value
a
Machinery (continued)
Xylem, Inc. ............................. 2,256 $ 307,222
8,300,303
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a)
................... 660 19,140
KBR, Inc. .............................. 555 22,311
Leidos Holdings, Inc. ...................... 538 97,055
Science Applications International Corp. ......... 201 20,233
158,739
a
Semiconductors & Semiconductor Equipment  —  2 .0%
Enphase Energy, Inc.
(a)
..................... 1,949 62,466
First Solar, Inc.
(a)
......................... 1,457 380,612
Qorvo, Inc.
(a)
............................ 1,253 105,891
SolarEdge Technologies, Inc.
(a)
................ 891 25,705
574,674
a
Total Long-Term Investments — 99.9%
(Cost: $ 23,736,873 ) ................................. 28,024,944
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (d) (e)
...................... 35,355 $ 35,372
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 17,300 17,300
a
Total Short-Term Securities — 0.2%
(Cost: $ 52,665 ) .................................... 52,672
Total Investments — 100.1%
(Cost: $ 23,789,538 ) .................................. 28,077,616
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (18,525)
Net Assets — 100.0% ................................. $ 28,059,091
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 276,266  $ —  $ (240,842)
(a)
$ (59) $ 7  $ 35,372  35,355  $ 3,437
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 21,649  —  (4,349)
(a)
—  —  17,300  17,300  797  —
$ (59) $ 7
$ 52,672
$ 4,234  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,024,944  $ —  $ —  $ 28,024,944
Short-Term Securities
Money Market Funds ...................................... 52,672  —  —  52,672
$ 28,077,616  $ —  $ —  $ 28,077,616
Fair Value Hierarchy as of Period End (continued)